ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2019
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]	5. ADVANCES RECEIVABLE The advances receivable include an unsecured loan of $15,282 (December 31, 2018 - $14,529), which is non-interest bearing and due on demand.